UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
 (Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Evercore Equity Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%
Chemicals - 2.5%
Celanese Corp.	36,970	$3,704,764

Containers & Packaging - 2.9%
WestRock Co.	67,240	4,314,791

Diversified - 1.9%
3M Co.	13,150	2,886,688

Drugs - 1.4%
Allergan PLC (a)	12,140	2,043,041

Electrical Equipment - 4.8%
A.O. Smith Corp.	54,200	3,446,578
Roper Industries, Inc.	12,950	3,634,936
		7,081,514
Energy Equipment & Services - 3.3%
Core Laboratories NV (a)	25,100	2,716,322
Schlumberger Ltd. (a)	34,520	2,236,206
		4,952,528
Financial Services - 14.0%
BlackRock, Inc.	6,410	3,472,425
East West Bancorp, Inc.	55,110	3,446,579
Mastercard, Inc.	32,040	5,612,126
Synchrony Financial	110,220	3,695,677
The Blackstone Group LP	143,590	4,587,701
		20,814,508
Food Products - 2.9%
Lamb Weston Holdings, Inc.	72,820	4,239,580

Forest Products - 2.7%
Weyerhaeuser Co. - REIT	113,760	3,981,600

Health Care Services - 7.1%
Thermo Fisher Scientific, Inc.	25,270	5,217,244
UnitedHealth Group, Inc.	24,540	5,251,560
		10,468,804
Insurance - 2.3%
Chubb Ltd. (a)	25,170	3,442,501

Leisure Products - 1.6%
Thor Industries, Inc.	20,500	2,360,985

Machinery - 1.5%
Welbilt, Inc. (b)	113,260	2,202,907

Office Equipment - 2.8%
Apple, Inc.	24,970	4,189,467

Property Management - 3.5%
CBRE Group, Inc. - Class A (b)	110,220	5,204,588

Restaurants - 1.8%
Domino's Pizza, Inc.	11,500	2,685,940

Retail - 2.2%
TJX Companies, Inc.	40,000	3,262,400

Semiconductors - 6.6%
Applied Materials, Inc.	52,500	2,919,525
NXP Semiconductors NV (a)(b)	17,750	2,076,750
Texas Instruments, Inc.	45,500	4,726,995
		9,723,270
Services - 9.9%
Accenture PLC - Class A (a)	26,590	4,081,565
Alphabet, Inc. - Class A (b)	1,700	1,763,138
Alphabet, Inc. - Class C (b)	3,317	3,422,447
Amazon.com, Inc. (b)	3,750	5,427,525
		14,694,675
Software - 8.1%
Adobe Systems, Inc. (b)	19,940	4,308,635
Ansys, Inc. (b)	16,790	2,630,825
Microsoft Corp.	55,310	5,048,144
		11,987,604
Specialty Retail - 12.3%
Alibaba Group Holding Ltd. - (a)(b)	15,470	2,839,364
AutoNation, Inc. (b)	53,600	2,507,408
AutoZone, Inc. (b)	5,200	3,373,188
Dorman Products, Inc. (b)	38,370	2,540,477
Home Depot, Inc.	25,270	4,504,125
Nike, Inc. - Class B	37,250	2,474,890
		18,239,452
Telecommunications - 2.7%
American Tower Corp. - REIT	27,110	3,940,167

TOTAL COMMON STOCKS (Cost $85,546,353)		146,421,774

SHORT TERM INVESTMENT - 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 1.55% (c)	304,440	304,440
SHORT TERM INVESTMENT (Cost $304,440)		304,440

Total Investments (Cost $85,850,793) - 99.0%		$146,726,214
Other Assets in Excess of Liabilities - 1.0%		1,430,094
TOTAL NET ASSETS - 100.0%		$148,156,308

(a) Foreign Domiciled
(b) Non-income producing security
(c) The rate shown is the annualized seven day effective yield as of March 31, 2018.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$146,421,774	$–	$–	$146,421,774
Short-Term Investment	304,440	–	–	304,440
Total Investments	$146,726,214	$–	$–	$146,726,214

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         Wall Street EWM Funds Trust

By (Signature and Title)  /s/ Frederick Taylor
Frederick Taylor, President

Date  May 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick Taylor
Frederick Taylor, President

Date  May 15, 2018

By (Signature and Title)*   /s/ Bill Rouse
Bill Rouse, Treasurer

Date  May 11, 2018

* Print the name and title of each signing officer under his or her signature.